Inventories Related to Real Estate Business - Summary of Inventories Related to Real Estate Business (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 5,412,114	$ 195,102	$ 13,471,645
Land and buildings held for sale [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	667,630	24,067	625,791
Construction in progress and machinery in transit [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	2,956,958	106,596	11,058,328
Land held for construction [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 1,787,526	$ 64,439	$ 1,787,526